UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Income Opportunities Fund
Class A / AIOAX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	0.96%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	9.54	2.99	3.69
Class A (including sales charges) (a)	4.34	1.99	3.19
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Advisor Class / CPPRX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 74	0.71%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	9.79	3.23	3.95
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Class C / RIOCX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 178	1.71%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	8.73	2.21	2.92
Class C (including sales charges) (a)	7.73	2.21	2.92
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Institutional Class / CIOZX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 74	0.71%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	9.80	3.25	3.96
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Institutional 2 Class / CEPRX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 67	0.64%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	9.88	3.31	4.04
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund
Institutional 3 Class / CIOYX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 62	0.59%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	9.94	3.36	4.10
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,765	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Income Opportunities Fund
Annual Financial Statements and Additional Information
July 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Income Opportunities Fund | 2024

Portfolio of Investments
July 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	779
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		840
Total Communication Services		840
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	70,905
Total Consumer Discretionary		70,905
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	5,932
Total Industrials		5,932
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		77,677

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	6,642,881	6,110,816
Total Convertible Bonds (Cost $5,978,936)			6,110,816

Corporate Bonds & Notes 92.7%

Aerospace & Defense 1.7%
Bombardier, Inc.(d)
04/15/2027	7.875%	562,000	562,998
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,202,466
11/15/2030	9.750%	910,000	1,014,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
08/15/2028	6.750%	1,712,000	1,745,677
03/01/2029	6.375%	4,060,000	4,137,544
03/01/2032	6.625%	3,873,000	3,961,824
Total			12,625,212
Airlines 1.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	3,795,365	3,768,917
04/20/2029	5.750%	4,667,830	4,561,542
Hawaiian Brand Intellectual Property Ltd.(d)
04/15/2029	11.000%	2,284,208	2,174,748
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	2,845,093	2,870,274
Total			13,375,481
Automotive 1.7%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	594,000	589,871
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,240,481
Ford Motor Credit Co. LLC
11/01/2024	4.063%	1,439,000	1,431,002
06/16/2025	5.125%	2,268,000	2,257,282
11/13/2025	3.375%	123,000	119,919
11/04/2027	7.350%	1,280,000	1,348,239
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,512,552
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,897,797
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	922,000	957,302
04/23/2032	6.875%	1,852,000	1,914,126
Total			13,268,571
Brokerage/Asset Managers/Exchanges 1.0%
AG Issuer LLC(d)
03/01/2028	6.250%	874,000	838,259
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	3,287,000	3,358,254
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,314,000	3,537,586
Total			7,734,099
Building Materials 1.6%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,909,000	2,748,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,421,881
08/01/2030	6.500%	1,436,000	1,469,543
Masterbrand, Inc.(d)
07/15/2032	7.000%	410,000	421,187
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,168,138
Summit Materials LLC/Finance Corp.(d)
01/15/2029	5.250%	805,000	787,423
01/15/2031	7.250%	1,851,000	1,930,480
Total			11,947,643
Cable and Satellite 4.3%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,138,265
03/01/2030	4.750%	5,761,000	5,155,940
08/15/2030	4.500%	4,631,000	4,053,624
02/01/2031	4.250%	950,000	808,683
02/01/2032	4.750%	2,106,000	1,804,214
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	835,000	699,803
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	460,000	363,344
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,645,039
07/15/2028	4.000%	665,000	610,324
07/01/2030	4.125%	3,553,000	3,091,839
Virgin Media Finance PLC(d)
07/15/2030	5.000%	2,239,000	1,887,406
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,445,033
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	1,817,000	1,599,581
Ziggo BV(d)
01/15/2030	4.875%	5,316,000	4,847,397
Total			33,150,492
Chemicals 4.4%
Ashland LLC(d)
09/01/2031	3.375%	2,252,000	1,942,790
Avient Corp.(d)
08/01/2030	7.125%	795,000	816,439
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,843,000	1,932,896
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,707,440
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,581,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,565,563
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,791,443
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,736,772
INEOS Finance PLC(d)
04/15/2029	7.500%	2,111,000	2,151,793
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	1,539,000	1,649,646
Ingevity Corp.(d)
11/01/2028	3.875%	2,309,000	2,115,125
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,249,000	1,081,515
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,236,983
11/15/2028	9.750%	2,823,000	3,002,443
06/15/2031	7.250%	1,596,000	1,597,945
SPCM SA(d)
03/15/2027	3.125%	854,000	791,489
WR Grace Holdings LLC(d)
06/15/2027	4.875%	4,050,000	3,920,913
08/15/2029	5.625%	1,658,000	1,517,806
03/01/2031	7.375%	442,000	453,679
Total			33,594,392
Construction Machinery 1.3%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	5,070,297
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,722,215
06/15/2029	6.625%	1,280,000	1,306,913
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	379,825
03/15/2031	7.750%	1,435,000	1,510,644
Total			9,989,894
Consumer Cyclical Services 1.8%
APX Group, Inc.(d)
02/15/2027	6.750%	1,365,000	1,364,930
Arches Buyer, Inc.(d)
06/01/2028	4.250%	4,465,000	3,981,107
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	363,336
02/15/2029	5.625%	2,843,000	2,766,518
Uber Technologies, Inc.(d)
08/15/2029	4.500%	5,191,000	5,009,744
Total			13,485,635
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.4%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	3,401,000	3,377,307
Newell Brands, Inc.
09/15/2027	6.375%	580,000	580,817
Newell, Inc.
04/01/2026	5.200%	730,000	728,544
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,278,675
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,385,000	1,223,123
02/01/2032	4.375%	1,879,000	1,663,075
Total			10,851,541
Diversified Manufacturing 2.6%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,012,804
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,368,000	3,429,887
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,092,524
Esab Corp.(d)
04/15/2029	6.250%	833,000	844,574
Gates Corp. (The)(d)
07/01/2029	6.875%	849,000	865,135
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,371,167
Resideo Funding, Inc.(d)
09/01/2029	4.000%	3,047,000	2,787,855
07/15/2032	6.500%	1,770,000	1,771,130
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,360,174
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	1,127,000	1,155,589
03/15/2029	6.375%	1,524,000	1,545,541
03/15/2032	6.625%	1,957,000	1,996,414
Total			20,232,794
Electric 4.8%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,468,545
02/15/2031	3.750%	7,352,000	6,516,966
01/15/2032	3.750%	2,834,000	2,472,102
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	743,029
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,646,000	2,538,899
09/15/2027	4.500%	381,000	364,745
01/15/2029	7.250%	1,126,000	1,169,816
NRG Energy, Inc.(d)
06/15/2029	5.250%	4,256,000	4,138,974
02/15/2031	3.625%	1,992,000	1,743,498
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	849,000	800,326
PG&E Corp.
07/01/2028	5.000%	668,000	651,619
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	3,562,000	3,434,749
01/15/2030	4.750%	2,742,000	2,547,806
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	1,857,000	1,842,011
02/15/2027	5.625%	1,270,000	1,260,172
10/15/2031	7.750%	3,612,000	3,816,680
04/15/2032	6.875%	1,003,000	1,033,138
Total			36,543,075
Environmental 0.8%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	275,321
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,077,980
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,819,000	4,782,891
Total			6,136,192
Finance Companies 3.6%
GGAM Finance Ltd.(d)
06/15/2028	8.000%	1,105,000	1,170,748
04/15/2029	6.875%	1,230,000	1,260,878
Navient Corp.
06/25/2025	6.750%	2,470,000	2,476,026
03/15/2031	11.500%	1,176,000	1,301,544
OneMain Finance Corp.
01/15/2029	9.000%	1,007,000	1,067,721
03/15/2030	7.875%	2,255,000	2,351,881
09/15/2030	4.000%	914,000	799,703
05/15/2031	7.500%	1,301,000	1,337,716
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	4,964,000	4,818,725
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	656,913
03/01/2031	3.875%	2,761,000	2,453,816
10/15/2033	4.000%	6,262,000	5,393,886
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	151,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	770,000	759,716
04/15/2029	5.500%	1,216,000	1,173,664
Total			27,174,697
Food and Beverage 2.2%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,841,503
06/15/2030	6.000%	1,342,000	1,331,637
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	3,631,000	3,592,710
Post Holdings, Inc.(d)
02/15/2032	6.250%	3,561,000	3,611,499
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,313,325
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	3,944,000	3,561,554
US Foods, Inc.(d)
09/15/2028	6.875%	869,000	892,781
01/15/2032	7.250%	809,000	845,168
Total			16,990,177
Gaming 3.0%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	869,169
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	2,745,000	2,831,058
02/15/2032	6.500%	3,462,000	3,507,508
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	888,757
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,895,000	1,923,380
International Game Technology PLC(d)
02/15/2025	6.500%	2,529,000	2,531,037
04/15/2026	4.125%	1,252,000	1,226,742
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	744,000	775,653
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,234,701
Penn National Gaming, Inc.(d)
01/15/2027	5.625%	780,000	761,145
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,810,000	2,753,625
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,347,430
Total			22,650,205
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 7.2%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	506,270
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	352,781
04/15/2029	5.000%	1,455,000	1,393,372
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,488,462
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,412,224
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	1,115,000	1,107,279
04/01/2030	3.500%	1,764,000	1,699,919
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	843,102
03/15/2029	3.750%	923,000	854,883
03/15/2031	4.000%	2,158,000	1,961,440
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	965,000	924,354
05/15/2030	5.250%	4,635,000	4,047,038
02/15/2031	4.750%	244,000	200,760
01/15/2032	10.875%	786,000	844,490
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,223,667
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	806,228
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	724,531
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	236,000	223,716
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,395,349
05/15/2030	6.500%	702,000	722,312
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,523,000	1,555,284
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	2,657,000	2,479,708
10/01/2029	5.250%	5,079,000	4,910,903
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,518,740
Star Parent, Inc.(d)
10/01/2030	9.000%	3,223,000	3,442,557
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,745,990
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,035,267
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	6,538,000	6,548,624
01/15/2030	4.375%	2,104,000	1,975,613
Total			54,944,863
Home Construction 0.4%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,172,000	3,039,886
Independent Energy 4.9%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,468,000	1,549,696
03/15/2032	7.375%	1,564,000	1,597,218
Civitas Resources, Inc.(d)
11/01/2030	8.625%	2,126,000	2,295,776
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,436,330
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	5,914,000	5,881,429
Comstock Resources, Inc.(d)
03/01/2029	6.750%	1,760,000	1,702,341
01/15/2030	5.875%	434,000	404,255
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	1,113,000	1,117,842
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	3,080,752
02/01/2029	5.750%	2,565,000	2,527,396
11/01/2033	8.375%	969,000	1,047,445
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	888,876
04/15/2032	6.500%	2,122,000	2,131,169
Permian Resources Operating LLC(d)
01/15/2032	7.000%	2,586,000	2,676,063
Permian Resources Operating LLC(d),(f)
02/01/2033	6.250%	955,000	961,652
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,487,578
07/15/2028	6.500%	741,000	739,907
SM Energy Co.(d)
08/01/2029	6.750%	937,000	942,583
08/01/2032	7.000%	942,000	952,116
Southwestern Energy Co.
02/01/2032	4.750%	4,298,000	4,015,557
Total			37,435,981
Leisure 4.1%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,680,000	1,593,733
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(d)
08/01/2028	4.000%	1,117,000	1,056,865
05/01/2029	6.000%	1,962,000	1,956,345
08/15/2029	7.000%	1,358,000	1,416,509
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	4,317,000	4,667,405
Cedar Fair LP
07/15/2029	5.250%	1,627,000	1,584,195
Cinemark USA, Inc.(d)
07/15/2028	5.250%	941,000	910,473
08/01/2032	7.000%	549,000	558,864
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	818,396
NCL Corp., Ltd.(d)
02/15/2027	5.875%	1,148,000	1,141,615
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	389,492
08/31/2026	5.500%	369,000	367,346
01/15/2029	9.250%	420,000	449,043
01/15/2030	7.250%	4,833,000	5,067,564
03/15/2032	6.250%	684,000	696,946
Royal Caribbean Cruises Ltd.(d),(f)
02/01/2033	6.000%	720,000	724,751
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	1,750,000	1,800,744
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	2,079,000	2,133,950
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,134,005
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,362,001
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	796,135
Total			31,626,377
Lodging 0.3%
Hilton Grand Vacations Borrower Escrow LLC(d)
01/15/2032	6.625%	1,936,000	1,955,550
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	1,323,000	1,405,867
04/01/2030	7.875%	1,795,000	1,827,638
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	6,146,959
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,133,681
03/15/2030	4.625%	3,133,000	2,877,461
02/15/2031	7.375%	3,498,000	3,665,870
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(d)
03/15/2029	4.250%	1,302,000	1,157,786
Roblox Corp.(d)
05/01/2030	3.875%	3,286,000	2,945,453
Univision Communications, Inc.(d)
08/15/2028	8.000%	1,359,000	1,366,370
06/30/2030	7.375%	1,399,000	1,346,540
Total			23,873,625
Metals and Mining 2.9%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	798,500
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	572,394
10/01/2031	5.125%	2,509,000	2,370,593
Constellium SE(d)
04/15/2029	3.750%	5,507,000	5,027,377
Constellium SE(d),(f)
08/15/2032	6.375%	1,461,000	1,459,579
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	424,000	414,965
04/01/2029	6.125%	5,055,000	5,056,434
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	2,823,790
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,382,215
01/30/2030	4.750%	2,112,000	1,991,126
08/15/2031	3.875%	735,000	647,487
Total			22,544,460
Midstream 5.6%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,183,856
CNX Midstream Partners LP(d)
04/15/2030	4.750%	3,061,000	2,804,615
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,071,000	3,189,969
DT Midstream, Inc.(d)
06/15/2031	4.375%	1,729,000	1,593,741
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	820,121
07/15/2048	6.500%	751,000	762,690
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,424,296
04/01/2029	6.375%	864,000	882,271
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,771,772
06/01/2026	6.000%	1,402,000	1,405,398
04/28/2027	5.625%	3,054,000	3,037,628
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,547,976
05/01/2032	7.250%	1,418,000	1,474,402
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,177,816
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,368,924
08/15/2031	4.125%	4,912,000	4,470,222
11/01/2033	3.875%	5,353,000	4,644,812
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,376,443
01/15/2030	7.000%	1,075,000	1,087,326
02/01/2032	9.875%	898,000	996,593
Total			43,020,871
Oil Field Services 1.5%
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	602,000	619,764
Nabors Industries, Inc.(d)
05/15/2027	7.375%	1,939,000	1,974,116
01/31/2030	9.125%	643,000	688,065
08/15/2031	8.875%	1,746,000	1,778,708
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,255,000	1,283,204
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	3,014,000	3,134,560
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,993,000	2,028,660
Total			11,507,077
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	699,774
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	704,714
Total			1,404,488
Other REIT 2.3%
Ladder Capital Finance Holdings LLLP(d)
07/15/2031	7.000%	1,290,000	1,319,640
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,209,130
02/01/2027	4.250%	4,313,000	4,172,344
06/15/2029	4.750%	1,649,000	1,566,418
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,109,885
05/15/2029	4.875%	2,903,000	2,742,616
02/01/2030	7.000%	666,000	677,798
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	448,306
04/01/2032	6.500%	1,211,000	1,224,626
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	924,711
Service Properties Trust(d)
11/15/2031	8.625%	1,807,000	1,922,604
Total			17,318,078
Packaging 1.3%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	3,567,000	3,030,758
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	2,253,882
Sealed Air Corp.(d)
02/01/2028	6.125%	261,000	263,217
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	4,825,000	4,725,962
Total			10,273,819
Pharmaceuticals 1.6%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	1,065,000	998,654
06/01/2028	4.875%	2,366,000	1,821,195
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	3,030,449
Jazz Securities DAC(d)
01/15/2029	4.375%	2,505,000	2,355,396
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,042,000	978,934
04/30/2031	5.125%	3,540,000	3,252,228
Total			12,436,856
Property & Casualty 3.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,752,438
04/15/2028	6.750%	3,040,000	3,055,696
01/15/2031	7.000%	734,000	747,150
AmWINS Group, Inc.(d)
02/15/2029	6.375%	2,324,000	2,358,399
HUB International, Ltd.(d)
06/15/2030	7.250%	6,275,000	6,476,023
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	2,629,000	2,696,726
Radian Group, Inc.
03/15/2027	4.875%	1,162,000	1,148,975
05/15/2029	6.200%	558,000	575,262
Total			23,825,314
Railroads 0.6%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,370,013
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,386,000	2,444,133
Total			4,814,146
Refining 0.1%
HF Sinclair Corp.(d)
04/15/2027	6.375%	904,000	913,366
Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,208,129
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,559,268
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,770,172
Total			9,537,569
Retailers 1.5%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	530,717
02/15/2032	5.000%	567,000	522,359
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	554,000	579,312
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	617,974
01/15/2030	6.375%	486,000	490,758
Hanesbrands, Inc.(d)
05/15/2026	4.875%	780,000	764,232
02/15/2031	9.000%	505,000	534,119
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	473,829
10/01/2030	6.625%	2,005,000	2,023,227
L Brands, Inc.
06/15/2029	7.500%	385,000	397,099
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,608,074
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	783,993
PetSmart, Inc./Finance Corp.(d)
02/15/2029	7.750%	1,987,000	1,928,949
Total			11,254,642
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	1,085,000	1,100,138
03/15/2029	3.500%	849,000	773,340
Total			1,873,478
Technology 9.7%
Amentum Escrow Corp.(d),(f)
08/01/2032	7.250%	667,000	681,093
Block, Inc.
06/01/2031	3.500%	890,000	772,523
Block, Inc.(d)
05/15/2032	6.500%	2,384,000	2,425,669
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,737,276
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	750,000	772,328
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	776,000	782,768
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	2,522,000	2,366,965
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,778,652
06/30/2032	8.250%	3,747,000	3,888,427
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,505,071
06/15/2030	5.950%	3,129,000	3,121,852
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	3,278,000	3,448,576
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,735,235
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,532,321
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	1,090,000	1,126,628
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	824,000	766,581
05/30/2029	9.500%	2,035,000	2,114,235
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	363,947
Iron Mountain, Inc.(d)
09/15/2027	4.875%	3,459,000	3,373,943
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,515,486
NCR Corp.(d)
10/01/2028	5.000%	1,176,000	1,124,898
04/15/2029	5.125%	4,327,000	4,133,429
10/01/2030	5.250%	124,000	116,396
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,866,000	2,804,871
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,669,000	5,524,631
Seagate HDD
12/15/2029	8.250%	809,000	872,621
07/15/2031	8.500%	898,000	973,419
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,368,284
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,210,637
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	1,059,000	1,078,178
Synaptics, Inc.(d)
06/15/2029	4.000%	2,969,000	2,715,175
UKG, Inc.(d)
02/01/2031	6.875%	2,893,000	2,971,516
Zebra Technologies Corp.(d)
06/01/2032	6.500%	2,644,000	2,715,679
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,205,037
Total			74,624,347
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,510,000	1,499,036
Wireless 1.3%
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,481,161
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,748,391
07/15/2031	4.750%	3,314,000	2,844,913
04/15/2032	7.750%	1,217,000	1,218,506
Total			10,292,971
Wirelines 1.4%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,363,308
03/15/2031	8.625%	2,625,000	2,750,094
Iliad Holding SAS(d)
10/15/2026	6.500%	2,477,000	2,483,090
10/15/2028	7.000%	2,192,000	2,195,293
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(d)
04/15/2031	8.500%	935,000	971,807
Total			10,763,592
Total Corporate Bonds & Notes (Cost $717,081,936)			710,530,492

Foreign Government Obligations(h) 1.1%

Canada 1.1%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	1,151,000	1,142,588
11/15/2028	8.500%	2,744,000	2,910,884
05/15/2029	4.250%	624,000	563,709
02/15/2030	9.000%	3,698,000	3,917,310
Total			8,534,491
Total Foreign Government Obligations (Cost $8,280,201)			8,534,491

Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.3%
Broadstreet Partners, Inc.(i),(j),(k)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	8.594%	1,915,000	1,917,604
Retailers 0.5%
PetSmart LLC(j),(k)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.194%	3,621,285	3,588,838
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.2%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	4,025,775	4,027,667
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/10/2031	8.555%	5,251,993	5,267,119
Total			9,294,786
Total Senior Loans (Cost $14,782,946)			14,801,228

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(l),(m)	19,908,022	19,904,041
Total Money Market Funds (Cost $19,899,449)		19,904,041
Total Investments in Securities (Cost: $769,214,615)		759,958,745
Other Assets & Liabilities, Net		6,353,739
Net Assets		766,312,484
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2024, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $654,678,683, which represents 85.43% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents a security purchased on a forward commitment basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Notes to Portfolio of Investments (continued)
(j)
The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	19,521,756	212,056,333	(211,675,444)	1,396	19,904,041	1,449	1,074,341	19,908,022
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	779	—	61	840
Consumer Discretionary	70,905	—	—	70,905
Industrials	5,932	—	—	5,932
Utilities	—	—	0 *	0 *
Total Common Stocks	77,616	—	61	77,677
Convertible Bonds	—	6,110,816	—	6,110,816
Corporate Bonds & Notes	—	710,530,492	—	710,530,492
Foreign Government Obligations	—	8,534,491	—	8,534,491
Senior Loans	—	14,801,228	—	14,801,228
Money Market Funds	19,904,041	—	—	19,904,041
Total Investments in Securities	19,981,657	739,977,027	61	759,958,745

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Statement of Assets and Liabilities
July 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $749,315,166)	$740,054,704
Affiliated issuers (cost $19,899,449)	19,904,041
Cash	93,653
Receivable for:
Investments sold on a delayed delivery basis	2,512,866
Capital shares sold	3,267,114
Dividends	102,858
Interest	11,820,234
Foreign tax reclaims	16,247
Expense reimbursement due from Investment Manager	2,047
Prepaid expenses	11,259
Total assets	777,785,023
Liabilities
Payable for:
Investments purchased	539,060
Investments purchased on a delayed delivery basis	5,716,803
Capital shares redeemed	1,264,349
Distributions to shareholders	3,558,150
Management services fees	13,481
Distribution and/or service fees	1,483
Transfer agent fees	58,591
Compensation of board members	734
Other expenses	52,030
Deferred compensation of board members	267,858
Total liabilities	11,472,539
Net assets applicable to outstanding capital stock	$766,312,484
Represented by
Paid in capital	822,762,276
Total distributable earnings (loss)	(56,449,792)
Total - representing net assets applicable to outstanding capital stock	$766,312,484
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Statement of Assets and Liabilities (continued)
July 31, 2024
Class A
Net assets	$194,320,842
Shares outstanding	22,215,538
Net asset value per share	$8.75
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.19
Advisor Class
Net assets	$6,246,115
Shares outstanding	711,659
Net asset value per share	$8.78
Class C
Net assets	$5,834,563
Shares outstanding	667,728
Net asset value per share	$8.74
Institutional Class
Net assets	$279,752,797
Shares outstanding	31,913,133
Net asset value per share	$8.77
Institutional 2 Class
Net assets	$130,681,788
Shares outstanding	14,896,276
Net asset value per share	$8.77
Institutional 3 Class
Net assets	$149,476,379
Shares outstanding	17,063,107
Net asset value per share	$8.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Statement of Operations
Year Ended July 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$1,919
Dividends — affiliated issuers	1,074,341
Interest	45,746,402
Interfund lending	504
Total income	46,823,166
Expenses:
Management services fees	4,714,981
Distribution and/or service fees
Class A	497,892
Class C	59,292
Class R	1,310
Transfer agent fees
Class A	245,304
Advisor Class	14,275
Class C	7,302
Institutional Class	282,318
Institutional 2 Class	76,994
Institutional 3 Class	8,652
Class R	319
Custodian fees	6,207
Printing and postage fees	80,996
Registration fees	108,184
Accounting services fees	33,493
Legal fees	19,051
Compensation of chief compliance officer	133
Compensation of board members	18,679
Deferred compensation of board members	46,648
Other	23,519
Total expenses	6,245,549
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(788,207)
Expense reduction	(298)
Total net expenses	5,457,044
Net investment income	41,366,122
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(23,694,908)
Investments — affiliated issuers	1,449
Net realized loss	(23,693,459)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	50,140,059
Investments — affiliated issuers	1,396
Net change in unrealized appreciation (depreciation)	50,141,455
Net realized and unrealized gain	26,447,996
Net increase in net assets resulting from operations	$67,814,118
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Statement of Changes in Net Assets

	Year Ended July 31, 2024	Year Ended July 31, 2023
Operations
Net investment income	$41,366,122	$38,137,484
Net realized loss	(23,693,459)	(19,067,282)
Net change in unrealized appreciation (depreciation)	50,141,455	2,108,516
Net increase in net assets resulting from operations	67,814,118	21,178,718
Distributions to shareholders
Net investment income and net realized gains
Class A	(10,996,740)	(11,282,772)
Advisor Class	(666,531)	(1,045,497)
Class C	(282,482)	(316,496)
Institutional Class	(13,181,772)	(10,495,448)
Institutional 2 Class	(8,039,112)	(7,662,405)
Institutional 3 Class	(8,536,177)	(7,896,530)
Class R	(14,019)	(18,539)
Total distributions to shareholders	(41,716,833)	(38,717,687)
Increase (decrease) in net assets from capital stock activity	33,737,287	(45,266,753)
Total increase (decrease) in net assets	59,834,572	(62,805,722)
Net assets at beginning of year	706,477,912	769,283,634
Net assets at end of year	$766,312,484	$706,477,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2024		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,338,343	19,830,382	8,064,742	67,256,403
Distributions reinvested	1,161,569	9,913,289	1,218,925	10,140,855
Shares redeemed	(5,851,320)	(49,722,183)	(12,139,529)	(101,392,355)
Net decrease	(2,351,408)	(19,978,512)	(2,855,862)	(23,995,097)
Advisor Class
Shares sold	292,773	2,499,261	712,307	6,022,465
Distributions reinvested	77,799	663,624	124,992	1,042,943
Shares redeemed	(1,755,499)	(14,917,436)	(1,418,551)	(11,770,023)
Net decrease	(1,384,927)	(11,754,551)	(581,252)	(4,704,615)
Class C
Shares sold	126,102	1,075,446	97,591	818,350
Distributions reinvested	32,898	280,550	37,782	313,864
Shares redeemed	(191,764)	(1,633,917)	(405,051)	(3,375,069)
Net decrease	(32,764)	(277,921)	(269,678)	(2,242,855)
Institutional Class
Shares sold	13,811,109	118,696,826	3,216,369	26,903,207
Distributions reinvested	1,385,187	11,876,588	1,105,150	9,214,128
Shares redeemed	(5,850,787)	(50,073,384)	(5,547,887)	(46,449,710)
Net increase (decrease)	9,345,509	80,500,030	(1,226,368)	(10,332,375)
Institutional 2 Class
Shares sold	3,235,638	27,688,019	5,177,380	43,259,159
Distributions reinvested	938,941	8,034,050	916,821	7,652,791
Shares redeemed	(6,630,362)	(56,780,376)	(4,796,885)	(40,203,641)
Net increase (decrease)	(2,455,783)	(21,058,307)	1,297,316	10,708,309
Institutional 3 Class
Shares sold	4,006,134	33,919,045	3,795,281	31,700,843
Distributions reinvested	451,007	3,857,956	312,951	2,608,197
Shares redeemed	(3,659,688)	(31,092,989)	(5,877,319)	(49,002,060)
Net increase (decrease)	797,453	6,684,012	(1,769,087)	(14,693,020)
Class R
Shares sold	18,846	161,407	3,376	28,004
Distributions reinvested	1,463	12,411	1,968	16,372
Shares redeemed	(64,144)	(551,282)	(6,116)	(51,476)
Net decrease	(43,835)	(377,464)	(772)	(7,100)
Total net increase (decrease)	3,874,245	33,737,287	(5,405,703)	(45,266,753)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

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Columbia Income Opportunities Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2024	$8.44	0.47	0.31	0.78	(0.47)	—	(0.47)
Year Ended 7/31/2023	$8.63	0.43	(0.18)	0.25	(0.44)	—	(0.44)
Year Ended 7/31/2022	$9.96	0.38	(1.04)	(0.66)	(0.37)	(0.30)	(0.67)
Year Ended 7/31/2021	$9.67	0.41	0.33	0.74	(0.45)	—	(0.45)
Year Ended 7/31/2020	$9.87	0.43	(0.21)(d)	0.22	(0.42)	—	(0.42)
Advisor Class
Year Ended 7/31/2024	$8.47	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended 7/31/2023	$8.66	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.70	0.43	0.34	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.91	0.46	(0.23)(d)	0.23	(0.44)	—	(0.44)
Class C
Year Ended 7/31/2024	$8.43	0.40	0.32	0.72	(0.41)	—	(0.41)
Year Ended 7/31/2023	$8.62	0.36	(0.18)	0.18	(0.37)	—	(0.37)
Year Ended 7/31/2022	$9.95	0.31	(1.04)	(0.73)	(0.30)	(0.30)	(0.60)
Year Ended 7/31/2021	$9.66	0.34	0.33	0.67	(0.38)	—	(0.38)
Year Ended 7/31/2020	$9.86	0.36	(0.21)(d)	0.15	(0.35)	—	(0.35)
Institutional Class
Year Ended 7/31/2024	$8.46	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended 7/31/2023	$8.65	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.98	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.69	0.44	0.33	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.89	0.45	(0.21)(d)	0.24	(0.44)	—	(0.44)
Institutional 2 Class
Year Ended 7/31/2024	$8.46	0.49	0.32	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.66	0.46	(0.20)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.70	0.45	0.33	0.78	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.90	0.46	(0.21)(d)	0.25	(0.45)	—	(0.45)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2024	$8.75	9.54%	1.07%	0.96% (c)	5.47%	41%	$194,321
Year Ended 7/31/2023	$8.44	3.05%	1.08%	0.96% (c)	5.12%	22%	$207,301
Year Ended 7/31/2022	$8.63	(6.99% )	1.05%	0.95% (c)	4.10%	34%	$236,681
Year Ended 7/31/2021	$9.96	7.85%	1.15%	1.01% (c)	4.18%	58%	$291,523
Year Ended 7/31/2020	$9.67	2.32%	1.09%	1.04% (c)	4.45%	56%	$314,014
Advisor Class
Year Ended 7/31/2024	$8.78	9.79%	0.81%	0.71% (c)	5.69%	41%	$6,246
Year Ended 7/31/2023	$8.47	3.32%	0.82%	0.71% (c)	5.35%	22%	$17,754
Year Ended 7/31/2022	$8.66	(6.73% )	0.80%	0.70% (c)	4.33%	34%	$23,192
Year Ended 7/31/2021	$9.99	8.11%	0.90%	0.76% (c)	4.42%	58%	$33,674
Year Ended 7/31/2020	$9.70	2.48%	0.84%	0.79% (c)	4.70%	56%	$11,317
Class C
Year Ended 7/31/2024	$8.74	8.73%	1.82%	1.71% (c)	4.72%	41%	$5,835
Year Ended 7/31/2023	$8.43	2.28%	1.82%	1.71% (c)	4.35%	22%	$5,905
Year Ended 7/31/2022	$8.62	(7.70% )	1.80%	1.70% (c)	3.33%	34%	$8,365
Year Ended 7/31/2021	$9.95	7.04%	1.90%	1.77% (c)	3.43%	58%	$11,626
Year Ended 7/31/2020	$9.66	1.55%	1.84%	1.79% (c)	3.70%	56%	$26,465
Institutional Class
Year Ended 7/31/2024	$8.77	9.80%	0.82%	0.71% (c)	5.73%	41%	$279,753
Year Ended 7/31/2023	$8.46	3.32%	0.82%	0.71% (c)	5.36%	22%	$190,837
Year Ended 7/31/2022	$8.65	(6.74% )	0.80%	0.70% (c)	4.34%	34%	$205,801
Year Ended 7/31/2021	$9.98	8.11%	0.91%	0.77% (c)	4.46%	58%	$277,062
Year Ended 7/31/2020	$9.69	2.58%	0.87%	0.78% (c)	4.76%	56%	$702,635
Institutional 2 Class
Year Ended 7/31/2024	$8.77	9.88%	0.75%	0.64%	5.79%	41%	$130,682
Year Ended 7/31/2023	$8.46	3.27%	0.76%	0.64%	5.44%	22%	$146,855
Year Ended 7/31/2022	$8.66	(6.66% )	0.73%	0.63%	4.44%	34%	$138,972
Year Ended 7/31/2021	$9.99	8.24%	0.74%	0.64%	4.55%	58%	$131,971
Year Ended 7/31/2020	$9.70	2.65%	0.73%	0.71%	4.79%	56%	$108,883
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2024	$8.45	0.50	0.31	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.64	0.46	(0.18)	0.28	(0.47)	—	(0.47)
Year Ended 7/31/2022	$9.97	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.69	0.45	0.32	0.77	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.89	0.47	(0.21)(d)	0.26	(0.46)	—	(0.46)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Income Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2024	$8.76	9.94%	0.70%	0.59%	5.84%	41%	$149,476
Year Ended 7/31/2023	$8.45	3.44%	0.70%	0.59%	5.48%	22%	$137,457
Year Ended 7/31/2022	$8.64	(6.64% )	0.68%	0.58%	4.46%	34%	$155,887
Year Ended 7/31/2021	$9.97	8.19%	0.68%	0.61%	4.61%	58%	$199,959
Year Ended 7/31/2020	$9.69	2.70%	0.68%	0.66%	4.83%	56%	$399,854
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements
July 31, 2024
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2024 was 0.65% of the Fund’s average daily net assets.
Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $298.

Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $884,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	72,772
Class C	—	1.00 (b)	1,025

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2024 (%)
Class A	0.96
Advisor Class	0.71
Class C	1.71
Institutional Class	0.71
Institutional 2 Class	0.64
Institutional 3 Class	0.59
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
159,151	(159,150)	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2024			Year Ended July 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
41,716,833	—	41,716,833	38,717,687	—	38,717,687
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
3,849,215	—	(46,019,851)	(10,453,147)
At July 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
770,411,892	12,221,756	(22,674,903)	(10,453,147)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(6,841,349)	(39,178,502)	(46,019,851)	—

Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $318,702,515 and $287,028,606, respectively, for the year ended July 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	775,000	5.86	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended July 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;

Columbia Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2024, affiliated shareholders of record owned 43.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Income Opportunities Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Income Opportunities Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Income Opportunities Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Income Opportunities Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Income Opportunities Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Income Opportunities Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Income Opportunities Fund  | 2024

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Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN164_07_P01_(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	September 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	September 20, 2024